FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value Measurements Using Level 2
Assets:
Debt and mortgage-backed securities available for sale	$ 38,917	$ 21,921
Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	843	1,360
Liabilities:
Derivative liabilities	843	1,360
Fair value on recurring basis | Total
Assets:
Debt and mortgage-backed securities available for sale	38,917	21,921
Total assets	39,760	23,281
Liabilities:
Total liabilities	843	1,360
Fair value on recurring basis | Total | Interest-rate swap
Assets:
Derivative assets	843	1,360
Liabilities:
Derivative liabilities	843	1,360
Fair value on recurring basis | Fair Value Measurements Using Level 2
Assets:
Debt and mortgage-backed securities available for sale	38,917	21,921
Total assets	39,760	23,281
Liabilities:
Total liabilities	843	1,360
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	843	1,360
Liabilities:
Derivative liabilities	$ 843	$ 1,360